Convertible Loan (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Short Term Loan [Abstract]
Convertible loan received amount			$ 1,641
Additional advance investment amount	$ 12,978
Recapitalization cost		$ 30,840
Convertible loan was converted into ordinary shares (in Shares)		3,205,020